Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net income	$ 181,630	$ 305,084	$ 208,466
Unrealized (loss) income on interest rate swaps, net	(3,389)	(5,180)	24,840
Comprehensive income	178,241	299,904	233,306
Less: comprehensive income attributable to the non-controlling interest	(5,399)	(4,902)	(4,232)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 172,842	$ 295,002	$ 229,074